UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue 26th Floor
           --------------------------------------------------
           New York, NY  10022
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           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York            05/15/07
       ------------------------   ------------------------------  ----------







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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:          24
                                               -------------

Form 13F Information Table Value Total:           $665,731
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
















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

         Name of          Title of           Value    Shrs of    SH/   PUT/ Investme Other
          Issuer           Class    CUSIP   (x1000)    PRN AMT   PRN  CALL  DiscretiManager  Sole   Shared
AMERICA FIRST APT INVESTORCOM     02363X104      7184     354052              Sole           Sole
APARTMENT INV & MGMT CO   COM     04738R101     88906    1541100              Sole           Sole
CRESCENT REAL ESTATE EQUITCOM     225756105     79081    3942202              Sole           Sole
DCT INDUSTRIAL TRUST      COM     233153105     20365    1721500              Sole           Sole
EASTGROUP PROPERTIES INC  COM     277276101      2639      51720              Sole           Sole
HIGHWOODS PROPERTIES INC  COM     431284108     11527     291900              Sole           Sole
HILTON HOTELS CORP        COM     432848109     32839     913200              Sole           Sole
HOME DEPOT INC            COM     437076102     31721     863380              Sole           Sole
HOME PROPERTIES INC       COM     437306103     21546     408000              Sole           Sole
ING CLARION GLOBAL RE FUNDCOM     44982G104       483      22308              Sole           Sole
MAGUIRE PPTYS INC         COM     559775101      5939     167000              Sole           Sole
NATIONAL HEALTH REALTY    COM     635905102      2091      88969              Sole           Sole
POST PROPERTIES INC       COM     737464107    107154    2343187              Sole           Sole
RAMCO-GERSHON PPTYS       COM     751452202     24779     693900              Sole           Sole
PREPUBLIC PROPERTY TRUST  COM     760737106     25871    2251600              Sole           Sole
SIX FLAGS INC             COM     83001P109     12831    2134900              Sole           Sole
STRATEGIC HOTELS AND RESORCOM     86272T106     39741    1737700              Sole           Sole
STRATUS PPTYS INC         COM     863167201     18741     557429              Sole           Sole
SUN COMMUNITIES           COM     866674104     29367     946725              Sole           Sole
SUNRISE SENIOR LIVING INC COM     86768K106     36252     917300              Sole           Sole
TARRAGON CORP             COM     876287103      1348     130000              Sole           Sole
TAUBMAN CENTERS INC       COM     876664103     18713     322700              Sole           Sole
THOMAS PROPERTY GROUP     COM     884453101     44235    2850200              Sole           Sole
WELLSFORD REAL PROPERTIES COM     950240200      2379     305000              Sole           Sole

